                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21338

                 Nicholas-Applegate Convertible & Income Fund II
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: February 28

          Date of reporting period: July 1, 2007 through June 30, 2008

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21338
Reporting Period: 07/01/2007 - 06/30/2008
Nicholas-Applegate Convertible & Income Fund II









=============== NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II ================

AT&T INC.

Ticker:       T              Security ID:  00206R102
Meeting Date: APR 25, 2008   Meeting Type: Annual
Record Date:  FEB 27, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
----- ----------------------------------------- --------- ---------  ----------
1     Elect Randall Stephenson                  For       For        Management
2     Elect William Aldinger III                For       For        Management
3     Elect Gilbert Amelio                      For       For        Management
4     Elect Reuben Anderson                     For       For        Management
5     Elect James Blanchard                     For       For        Management
6     Elect August Busch III                    For       For        Management
7     Elect James Kelly                         For       For        Management
8     Elect Jon Madonna                         For       For        Management
9     Elect Lynn Martin                         For       For        Management
10    Elect John McCoy                          For       For        Management
11    Elect Mary Metz                           For       For        Management
12    Elect Joyce Roche                         For       For        Management
13    Elect Laura D'Andrea Tyson                For       For        Management
14    Elect Patricia Upton                      For       For        Management
15    Ratification of Auditor                   For       For        Management
16    Shareholder Proposal Regarding Report on  Against   Against    Shareholder
      Political Contributions
17    Shareholder Proposal Regarding Pension    Against   For        Shareholder
      Credit Policy

18    Shareholder Proposal Regarding            Against   For        Shareholder
      Independent Lead Director Bylaw
19    Shareholder Proposal Regarding SERP       Against   Against    Shareholder
      Policy
20    Shareholder Proposal Regarding Advisory   Against   For        Shareholder
      Vote on Compensation

--------------------------------------------------------------------------------

GOOGLE INC

Ticker:       GOOG           Security ID:  38259P508
Meeting Date: MAY 8, 2008    Meeting Type: Annual
Record Date:  MAR 11, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
----- ----------------------------------------- --------- ---------  ----------
1.1   Elect Eric Schmidt                        For       For        Management
1.2   Elect Sergey Brin                         For       For        Management
1.3   Elect Larry Page                          For       For        Management
1.4   Elect L. John Doerr                       For       For        Management
1.5   Elect John Hennessy                       For       Withhold   Management
1.6   Elect Arthur Levinson                     For       For        Management
1.7   Elect Ann Mather                          For       For        Management
1.8   Elect Paul Otellini                       For       For        Management
1.9   Elect K. Ram Shriram                      For       For        Management
1.10  Elect Shirley Tilghman                    For       For        Management
2     Ratification of Auditor                   For       For        Management
3     Amendment to the 2004 Stock Plan          For       Against    Management
4     Shareholder Proposal Regarding Internet   Against   Against    Shareholder
      Censorship
5     Shareholder Proposal Regarding a Human    Against   Against    Shareholder
      Rights Committee

========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                        Nicholas-Applegate Convertible & Income
                                     Fund II


By (Signature and Title)*:           /s/  Thomas J. Fuccillo
                                     -------------------------------------------
                                     Name: Thomas J. Fuccillo
                                     Title: Secretary

Date: August 29, 2008

* Print the name and title of each signing officer under his or her signature.